Reconciliation of Numerator and Denominator of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares shares in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017
Stock-Based Compensation Plans
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares excluded from the calculation of diluted earnings per share	799,362	606,048